Document and Entity Information (USD $)	12 Months Ended
	Sep. 30, 2012	Oct. 31, 2012	Mar. 31, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	AMERISOURCEBERGEN CORP
Entity Central Index Key	0001140859
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 8,478,792,561
Entity Common Stock Shares Outstanding		235,475,712
Document Period End Date	Sep. 30, 2012
Document Type	8-K
Amendment Flag	false